Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ 624,259	$ 527,523	$ 1,359,956	$ 1,162,065
United States
Segment Reporting Information [Line Items]
Revenue	497,247	415,431	1,098,580	927,258
Canada
Segment Reporting Information [Line Items]
Revenue	41,397	35,952	95,232	83,803
Other regions
Segment Reporting Information [Line Items]
Revenue	$ 85,615	$ 76,140	$ 166,144	$ 151,004